Note 21 - Segmented Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Operating Segments	3
Segment Reporting Information, Investments	$ 5,226	$ 3,072